Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37775
Entity Registrant Name	Brookfield Business Partners L.P.
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	73 Front Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
Entity Common Stock, Shares Outstanding	77,085,493
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Central Index Key	0001654795
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	73 Front Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
Contact Personnel Name	Jane Sheere
City Area Code	+441
Local Phone Number	294-3309
New York Stock Exchange
Entity Addresses [Line Items]
Title of 12(b) Security	Limited Partnership Units
Trading Symbol	BBU
Security Exchange Name	NYSE
Toronto Stock Exchange
Entity Addresses [Line Items]
Title of 12(b) Security	Limited Partnership Units
Trading Symbol	BBU.UN